Company Financial Statements (Parent Company Only) - Condensed Statements of Comprehensive Loss (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Selling, general and administrative expenses	[1]	¥ (6,558,942)	¥ (6,688,246)	¥ (5,305,433)
Total operating expenses	[1]	(11,835,516)	(11,903,082)	(9,419,700)
(Loss) gain from operations		(10,889,434)	(8,705,523)	(6,579,405)
Interest income		1,260,162	1,058,771	743,034
Other non-operating income, net		41,934	36,318	70,253
Exchange gain (loss) from foreign currency transactions		97,080	(1,460,151)	313,580
Fair value gain (loss) on derivative assets or derivative liabilities		(410,417)	59,357	79,262
Loss before income tax expenses and share of results of equity method investees		(10,393,705)	(9,118,358)	(4,837,106)
Income tax expenses		36,810	24,731	25,990
Share of results of equity method investees		54,740	4,117	0
Net loss		(10,375,775)	(9,138,972)	(4,863,096)
Net loss attributable to ordinary shareholders of XPeng Inc.		(10,375,775)	(9,138,972)	(4,863,096)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of tax		286,614	3,192,573	(918,168)
Total comprehensive loss attributable to XPeng Inc.		(10,089,161)	(5,946,399)	(5,781,264)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(10,089,161)	(5,946,399)	(5,781,264)
Parent [Member]
Operating expenses
Selling, general and administrative expenses		(28,511)	(22,896)	(8,966)
Total operating expenses		(28,511)	(22,896)	(8,966)
Fair value gain on derivative liability relating to the contingent consideration		29,339	0	0
(Loss) gain from operations		828	(22,896)	(8,966)
Interest income		601,475	314,668	208,463
Equity in loss of subsidiaries and VIEs		(10,165,831)	(7,074,057)	(5,696,578)
Other non-operating income, net		17,718	35,867	84,620
Exchange gain (loss) from foreign currency transactions		(473,467)	(2,380,873)	470,103
Investment loss on long-term investments		(821)	(75,155)	0
Fair value gain (loss) on derivative assets or derivative liabilities		(410,417)	59,357	79,262
Loss before income tax expenses and share of results of equity method investees		(10,430,515)	(9,143,089)	(4,863,096)
Income tax expenses		0	0	0
Share of results of equity method investees		54,740	4,117	0
Net loss		(10,375,775)	(9,138,972)	(4,863,096)
Net loss attributable to ordinary shareholders of XPeng Inc.		(10,375,775)	(9,138,972)	(4,863,096)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of tax		286,614	3,192,573	(918,168)
Total comprehensive loss attributable to XPeng Inc.		(10,089,161)	(5,946,399)	(5,781,264)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		¥ (10,089,161)	¥ (5,946,399)	¥ (5,781,264)

[1]	Share-based compensation was allocated in cost of sales and operating expenses as follows